GOVERNMENT PARTICIPATION - Narrative (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Mar. 31, 2014	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019
Disclosure of Government Grants [Line Items]
Borrowings			$ 1,260,900,000		$ 2,328,300,000
Project Innovate
Disclosure of Government Grants [Line Items]
Borrowings		$ 250,000,000
Term of program		5 years 6 months
Project New Core Markets
Disclosure of Government Grants [Line Items]
Term of program				4 years
Government participation				$ 70,000,000
Project SimÉco 4.0
Disclosure of Government Grants [Line Items]
Government participation, percent of eligible costs, committed contributions			50.00%
Project Digital Intelligence
Disclosure of Government Grants [Line Items]
Term of program	5 years
Strategic Innovation Fund | Project Digital Intelligence
Disclosure of Government Grants [Line Items]
Government participation	$ 150,000,000.0
Government of Quebec through IQ | Project Digital Intelligence
Disclosure of Government Grants [Line Items]
Government participation	$ 47,500,000.0